Loans and Allowance for Credit Losses - Reconciliation of Allowance for Credit Losses - Wholesale (Detail) - Wholesale [member] - CAD ($) $ in Millions	12 Months Ended
	Oct. 31, 2024	Oct. 31, 2023
Disclosure of credit risk exposure [line items]
Balance at beginning of period	$ 2,326	$ 1,574
Provision for credit losses
Originations	737	651
Maturities	(817)	(718)
Changes in risk, parameters and exposures	1,377	1,212
Write-offs	(763)	(324)
Recoveries	63	31
Exchange rate and other	(130)	(100)
Balance at end of period	2,793	2,326
Performing Stage one [member]
Disclosure of credit risk exposure [line items]
Balance at beginning of period	774	597
Provision for credit losses
Transfers to Stage 1	284	216
Transfers to Stage 2	(152)	(87)
Transfers to Stage 3	(9)	(10)
Originations	737	651
Maturities	(438)	(448)
Changes in risk, parameters and exposures	(407)	(153)
Exchange rate and other	(2)	8
Balance at end of period	787	774
Performing Stage two [member]
Disclosure of credit risk exposure [line items]
Balance at beginning of period	785	585
Provision for credit losses
Transfers to Stage 1	(282)	(215)
Transfers to Stage 2	159	89
Transfers to Stage 3	(77)	(60)
Maturities	(379)	(270)
Changes in risk, parameters and exposures	827	647
Exchange rate and other	5	9
Balance at end of period	1,038	785
Impaired Stage three [member]
Disclosure of credit risk exposure [line items]
Balance at beginning of period	767	392
Provision for credit losses
Transfers to Stage 1	(2)	(1)
Transfers to Stage 2	(7)	(2)
Transfers to Stage 3	86	70
Changes in risk, parameters and exposures	957	718
Write-offs	(763)	(324)
Recoveries	63	31
Exchange rate and other	(133)	(117)
Balance at end of period	$ 968	$ 767